Class A Common Stock Subject to Possible Redemption	9 Months Ended
Sep. 30, 2021
Temporary Equity Disclosure [Abstract]
Class A Common Stock Subject to Possible Redemption
Note 7—Class A Common Stock Subject to Possible Redemption
The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue
380,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of September 30, 2021, there were 34,500,000 shares of Class A common stock issued and outstanding, all of which are subject to possible redemption and classified outside of permanent equity in the condensed consolidated balance sheets.
The Class A common stock subject to possible redemption reflected on the condensed consolidated balance sheets is reconciled on the following table:

Gross proceeds	$345,000,000
Less:
Proceeds allocated to Public Warrants	(12,213,000)
Class A common stock issuance costs	(18,932,369)
Plus:
Accretion of carrying value to redemption value	31,145,369

Class A common stock subject to possible redemption	$345,000,000